Segment Reporting	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Segment Reporting [Abstract]
Segment Reporting
Segment Reporting
Management reviews the performance of individual properties and aggregates individual properties based on operating criteria into two reportable segments—commercial real estate investments in data centers and healthcare, and makes operating decisions based on these two reportable segments. The Company’s commercial real estate investments in data centers and healthcare are based on certain underwriting assumptions and operating criteria, which are different for data centers and healthcare.
The Company evaluates performance based on net operating income of the individual properties in each segment. Net operating income, a non-GAAP financial measure, is defined as rental revenue, less rental expenses, which excludes depreciation and amortization, general and administrative expenses, asset management fees and interest and other expense, net. The Company believes that segment net operating income serves as a useful supplement to net income because it allows investors and management to measure unlevered property-level operating results and to compare operating results to the operating results of other real estate companies between periods on a consistent basis. Segment net operating income should not be considered as an alternative to net income determined in accordance with GAAP as an indicator of financial performance, and accordingly, the Company believes that in order to facilitate a clear understanding of the consolidated historical operating results, segment net operating income should be examined in conjunction with net income as presented in the accompanying condensed consolidated financial statements and data included elsewhere in this Quarterly Report on Form 10-Q.
Non-segment assets primarily consist of corporate assets, including cash and cash equivalents, real estate and escrow deposits, deferred financing costs attributable to the revolving line of credit portion of the Company's secured credit facility and other assets not attributable to individual properties.
Summary information for the reportable segments during the three months ended March 31, 2019 and 2018, is as follows (amounts in thousands):

	Data Centers	Healthcare	Three Months Ended March 31, 2019
Revenue:
Rental revenue	$26,677	$19,790	$46,467
Expenses:
Rental expenses	(6,965)	(2,163)	(9,128)
Segment net operating income	$19,712	$17,627	37,339

Expenses:
General and administrative expenses			(1,403)
Asset management fees			(3,494)
Depreciation and amortization			(18,246)
Income from operations			14,196
Interest and other expense, net			(9,835)
Net income attributable to common stockholders			$4,361

	Data Centers	Healthcare	Three Months Ended March 31, 2018
Revenue:
Rental revenue	$23,721	$17,573	$41,294
Expenses:
Rental expenses	(5,937)	(2,353)	(8,290)
Segment net operating income	$17,784	$15,220	33,004

Expenses:
General and administrative expenses			(943)
Asset management fees			(3,099)
Depreciation and amortization			(13,717)
Income from operations			15,245
Interest and other expense, net			(7,741)
Net income attributable to common stockholders			$7,504

There were no intersegment sales or transfers during the three months ended March 31, 2019 and 2018.
Assets by each reportable segment as of March 31, 2019 and December 31, 2018 are as follows (amounts in thousands):

	March 31, 2019	December 31, 2018
Assets by segment:
Data centers	$1,008,793	$1,001,357
Healthcare	893,057	900,114
All other	59,179	62,358
Total assets	$1,961,029	$1,963,829

Capital additions and acquisitions by reportable segments for the three months ended March 31, 2019 and 2018 are as follows (amounts in thousands):

	Three Months Ended March 31,
	2019	2018
Capital additions and acquisitions by segment:
Data centers	$995	$52,213
Healthcare	78	5,629
Total capital additions and acquisitions	$1,073	$57,842

Segment Reporting
Management reviews the performance of individual properties and aggregates individual properties based on operating criteria into two reportable segments—commercial real estate investments in data centers and healthcare, and makes operating decisions based on these two reportable segments. The Company’s commercial real estate investments in data centers and healthcare are based on certain underwriting assumptions and operating criteria, which are different for data centers and healthcare.
The Company evaluates performance based on net operating income of the individual properties in each segment. Net operating income, a non-GAAP financial measure, is defined as total revenues, less rental and parking expenses, which excludes depreciation and amortization, general and administrative expenses, acquisition related expenses, asset management fees and interest and other expense, net. The Company believes that segment net operating income serves as a useful supplement to net income (loss) because it allows investors and management to measure unlevered property-level operating results and to compare operating results to the operating results of other real estate companies between periods on a consistent basis. Segment net operating income should not be considered as an alternative to net income (loss) determined in accordance with GAAP as an indicator of financial performance, and accordingly, the Company believes that in order to facilitate a clear understanding of the consolidated historical operating results, segment net operating income should be examined in conjunction with net income (loss) as presented in the accompanying consolidated financial statements and data included elsewhere in this Annual Report on Form 10-K.
Non-segment assets primarily consist of corporate assets, including cash and cash equivalents, real estate and escrow deposits, deferred financing costs attributable to the revolving line of credit portion of the Company's secured credit facility and other assets not attributable to individual properties.
Summary information for the reportable segments during the years ended December 31, 2018, 2017 and 2016, is as follows (amounts in thousands):

	Data Centers	Healthcare	For the Year Ended December 31, 2018
Revenue:
Rental, parking and tenant reimbursement revenue	$103,226	$74,106	$177,332
Expenses:
Rental and parking expenses	(27,289)	(10,038)	(37,327)
Segment net operating income	$75,937	$64,068	140,005

Expenses:
General and administrative expenses			(5,396)
Asset management fees			(13,114)
Depreciation and amortization			(58,258)
Income from operations			63,237
Interest and other expense, net			(34,364)
Net income attributable to common stockholders			$28,873

	Data Centers	Healthcare	For the Year Ended December 31, 2017
Revenue:
Rental, parking and tenant reimbursement revenue	$62,377	$62,718	$125,095
Expenses:
Rental and parking expenses	(17,571)	(8,525)	(26,096)
Segment net operating income	$44,806	$54,193	98,999

Expenses:
General and administrative expenses			(4,069)
Asset management fees			(9,963)
Depreciation and amortization			(41,133)
Income from operations			43,834
Interest and other expense, net			(22,555)
Net income attributable to common stockholders			$21,279

	Data Centers	Healthcare	For the Year Ended December 31, 2016
Revenue:
Rental, parking and tenant reimbursement revenue	$12,929	$43,502	$56,431
Expenses:
Rental and parking expenses	(2,509)	(5,655)	(8,164)
Segment net operating income	$10,420	$37,847	48,267

Expenses:
General and administrative expenses			(3,105)
Acquisition related expenses			(5,339)
Asset management fees			(4,925)
Depreciation and amortization			(19,211)
Income from operations			15,687
Interest and other expense, net			(4,390)
Net income attributable to common stockholders			$11,297

There were no intersegment sales or transfers during the years ended December 31, 2018, 2017 and 2016.
Assets by each reportable segment as of December 31, 2018 and December 31, 2017 are as follows (amounts in thousands):

	December 31, 2018	December 31, 2017
Assets by segment:
Data centers	$1,001,357	$909,477
Healthcare	900,114	813,742
All other	62,358	54,725
Total assets	$1,963,829	$1,777,944

Capital additions and acquisitions by reportable segments for the years ended December 31, 2018, 2017 and 2016 are as follows (amounts in thousands):

	For the Year Ended December 31,
	2018	2017	2016
Capital additions and acquisitions by segment:
Data centers	$114,944	$472,438	$314,030
Healthcare	117,971	164,445	229,670
Total capital additions and acquisitions	$232,915	$636,883	$543,700